Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Operating loss carryforwards
Net operating loss carryforwards utilized upon completion of sale transaction	$ 4.9
Federal
Operating loss carryforwards
Net operating loss carryforwards	4.6
State
Operating loss carryforwards
Net operating loss carryforwards	13.1
LIN Television
Operating loss carryforwards
Net operating loss carryforwards utilized upon completion of sale transaction	4.9
LIN Television | Federal
Operating loss carryforwards
Net operating loss carryforwards	4.6
LIN Television | State
Operating loss carryforwards
Net operating loss carryforwards	$ 13.1